COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Indemnifications – In the normal course of business, Fortress and its subsidiaries enter into operating contracts that contain a variety of representations and warranties and that provide general indemnifications. In addition, subsidiaries of Fortress that act as general partners (or in similar capacities) of Fortress Funds enter into guarantees of certain obligations of such funds in the case of fraud by Fortress employees or under similar circumstances. Fortress’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against Fortress that have not yet occurred. However, based on experience, Fortress expects the risk of material loss to be remote.

General Partner Liability — Certain of Fortress’s consolidated subsidiaries act as the general partner of various Fortress Funds and accordingly have potentially unlimited liability for the obligations of the funds under applicable partnership law principles.  In the event that any such fund was to fall into a negative net equity position (Note 3), the full amount of the negative net equity would be recorded on the balance sheet of the general partner entity. Such amount would be recorded on Fortress's balance sheet in consolidation until it is legally resolved. While these entities are limited liability companies and generally have no material assets other than their general partner interests, these entities and Fortress may be subject to litigation in connection with such amounts if fund creditors choose to sue Fortress to seek repayment.  See “Litigation” below.

In March 2011, a private equity fund fell into a negative equity position, after considering all of Fortress’s interests in such fund and its reserves related thereto. As described above, the amount of the negative equity was recorded, through earnings (losses) from equity method investees, by the general partner entity and is therefore included in the consolidated financial statements of Fortress. When the fund matures and is liquidated, Fortress will record a gain in the event and to the extent it does not fund this negative equity. The amount of negative equity recorded at December 31, 2014 and 2013 was $44.0 million and $41.8 million, respectively.

Litigation - Fortress is, from time to time, a defendant in legal actions from transactions conducted in the ordinary course of business. Management, after consultation with legal counsel, believes the ultimate liability arising from such actions that existed as of December 31, 2014, individually and in the aggregate, will not materially affect Fortress’s results of operations, liquidity or financial position.

In some cases, Fortress is named as a defendant in legal actions pertaining to one of the Fortress Funds and/or their portfolio companies. In such cases, Fortress is generally indemnified by the fund against potential losses arising from Fortress’s role as investment manager.

Regulatory Matters - In the ordinary course of business, Fortress and its subsidiaries and equity method investees may be subject to regulatory examinations, information gathering requests, inquiries or investigations. Management, after consultation with legal counsel, does not believe these matters will ultimately have a material effect on Fortress.

Private Equity Fund, Private Permanent Capital Vehicle and Credit PE Fund Capital Commitments - Fortress has remaining capital commitments, which aggregated $146.9 million as of December 31, 2014, primarily to certain of the Fortress Funds. These commitments can be drawn by the funds on demand.

Incentive Income Contingent Repayment - Incentive income received from certain Fortress Funds, primarily the private equity funds, private permanent capital vehicle and credit PE funds, is subject to contingent repayment and is therefore recorded as deferred incentive income, a liability, until all related contingencies have been resolved. The Principals guaranteed the contingent repayments to certain funds under certain conditions and Fortress has indemnified the Principals for any payments to be made under such guarantees. Fortress expects the risk of loss on each of these indemnifications and guarantees to be remote. Fortress’s direct liability for such incentive income contingent repayment is discussed in Notes 2, 3 and 11.

Private Equity Fund Operating Expense Limit - Fortress is contingently liable, under an agreement with the operating subsidiary of its private equity funds, for any expenses of such subsidiary in excess of amounts approved by the private equity funds’ advisory board (comprised of representatives of the funds’ investors). Fortress monitors these expenses and does not expect to make any payments related thereto.

Debt Covenants - Fortress’s debt agreements contain various customary loan covenants (Note 5). Fortress was in compliance with all of its existing credit agreement covenants as of December 31, 2014.
Minimum Future Rentals - Fortress is a lessee under operating leases for office space located in a number of locations worldwide.

The following is a summary of major lease terms:

	New York Leases	Other Leases
Lease end date	Various dates through October 2032	Various dates through April 2019
Escalations	Generally, a fixed percentage of the landlord’s annual operating expenses and tax expense.	Generally, a fixed percentage of the landlord’s annual operating expenses and tax expense.
Free rent periods	5 - 12 months	1 - 16.5 months
Leasehold improvement incentives	$12,499	$2,351
Renewal periods	Up to 5 years - some have none	Up to 5 years - some have none

Minimum future rental payments (excluding expense escalations) under these leases are as follows:

Year Ending December 31,
2015	$25,483
2016	23,253
2017	12,462
2018	20,234
2019	19,612
Thereafter	279,382
Total	$380,426

Rent expense, including operating expense escalations, during the years ended December 31, 2014, 2013 and 2012 was $23.7 million, $23.6 million and $24.4 million respectively, and was included in General, Administrative and Other Expense.

Subsequent to December 31, 2014, Fortress entered into new lease agreements which relate to its primary office space in New York and extends through October 2032.

In 2013 and 2012, Fortress sublet a portion of its office space at a loss. In connection with this, Fortress recorded lease related charges of $0.8 million and $3.3 million to General, Administrative, and Other expense in 2013 and 2012, respectively.